Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Conservative Allocation Fund | Conservative Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	9.67%	4.99%	8.33%	(13.17%)	3.59%	9.46%	12.97%	(2.49%)	10.17%	5.48%
Moderate Allocation Fund | Moderate Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	11.17%	7.34%	10.82%	(13.54%)	7.40%	10.06%	16.56%	(4.36%)	14.80%	7.39%
Aggressive Allocation Fund | Aggressive Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.73%	9.08%	12.88%	(14.35%)	10.18%	10.08%	19.69%	(6.16%)	18.52%	8.87%
Diversified Income Fund | Diversified Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.08%	5.24%	3.77%	(7.64%)	14.92%	7.77%	19.68%	(0.76%)	13.31%	8.99%
Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.26%	1.52%	6.16%	(13.17%)	(1.58%)	8.97%	8.36%	(0.62%)	3.11%	2.67%
Large Cap Value Fund | Large Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.50%	8.02%	2.56%	(4.91%)	22.36%	(3.99%)	24.93%	(12.59%)	16.23%	13.01%
Large Cap Growth Fund | Large Cap Growth Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	3.30%	16.41%	26.38%	(13.45%)	22.96%	13.94%	31.13%	(0.28%)	22.28%	5.74%
Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	1.27%	10.84%	26.85%	(13.17%)	26.39%	9.69%	34.27%	(1.50%)	15.74%	12.84%
Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.94%	3.48%	4.17%	(13.00%)	1.45%	8.80%	11.76%	(2.11%)	8.34%	5.68%
Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	10.35%	5.47%	5.72%	(11.79%)	7.20%	11.77%	17.10%	(4.04%)	13.18%	7.35%
Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.29%	7.78%	6.70%	(11.35%)	8.91%	12.51%	18.86%	(4.88%)	15.16%	8.31%
Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.10%	9.04%	7.60%	(11.04%)	10.22%	12.80%	20.55%	(5.85%)	16.99%	8.97%